Reconciliation of Segment Information to Consolidated Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 7,101	$ 11,596	$ 8,971
Loss from operations	(4,823)	(490)	(7,132)
Share-based compensation	3	(7)	9
Impairment loss on property and equipment			471
Impairment loss on intangible assets			57
Impairment loss on prepaid licensing and royalty fees	244		1,386
Interest income	1,302	602	302
Interest expense		34	81
Gain on disposal of marketable securities - net		2
Foreign exchange gain (loss)	267	(551)	(301)
Net gain (loss) on equity investments		(24)	(1,731)
Impairment loss on marketable securities and investments		52
Depreciation	100	43	162
Amortization, including intangible assets	36	12	111
Income tax expense (benefits)		(1,671)	(1,149)
Digital entertainment
Segment Reporting Information [Line Items]
Net revenue from external customers	7,101	11,596	8,971
Loss from operations	(2,727)	1,747	(3,924)
Share-based compensation		1	3
Impairment loss on property and equipment			288
Impairment loss on intangible assets			53
Impairment loss on prepaid licensing and royalty fees	244		1,386
Interest income	51	1	2
Interest expense		1
Gain on disposal of marketable securities - net		2
Foreign exchange gain (loss)	158	(148)	(174)
Net gain (loss) on equity investments		(24)	(1,731)
Impairment loss on marketable securities and investments		52
Depreciation	100	43	142
Amortization, including intangible assets	$ 36	$ 12	$ 93